Cover	9 Months Ended
Sep. 30, 2024
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Kairos Pharma, Ltd.
Entity Central Index Key	0001962011
Entity Tax Identification Number	46-2993314
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2355 Westwood Blvd
Entity Address, Address Line Two	#139
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90064
City Area Code	(310)
Local Phone Number	948-2356
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2355 Westwood Blvd.
Entity Address, Address Line Two	#139
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90064
City Area Code	(310)
Local Phone Number	948-2356
Contact Personnel Name	John S. Yu